Organizational structure	12 Months Ended
Mar. 31, 2024
Disclosure Of Significant Investments In Subsidiaries Associates And Joint Ventures [Abstract]
Organizational structure
37.

Organizational structure

Dr. Reddy’s Laboratories Limited is the parent company. Tabulated below is the list of subsidiaries, joint ventures and associates
as of March 31, 2024:

Name of the subsidiary/joint venture/associate	Country of Incorporation	Percentage of Direct/Indirect Ownership Interest
Aurigene Discovery Technologies (Malaysia) Sdn. Bhd.	Malaysia	100% (3)
Aurigene Oncology Limited ( formerly Aurigene Discovery Technologies Limited )	India	100%
Aurigene Pharmaceutical Services Limited	India	100% (3)
beta Institut gemeinnützige GmbH	Germany	100% (7)
betapharm Arzneimittel GmbH	Germany	100% (7)
Cheminor Investments Limited	India	100%
Cheminor Employees Welfare Trust	India	Refer to below footnote (13)
Chirotech Technology Limited	United Kingdom	100% (2)(5)
Dr. Reddy’s Research Foundation	India	Refer to below footnote (13)
Dr. Reddy's Employees ESOS Trust	India	Refer to below footnote (13)
Dr. Reddy’s Farmaceutica Do Brasil Ltda.	Brazil	100%
Dr. Reddy’s Laboratories (EU) Limited	United Kingdom	100% (8)
Dr. Reddy’s Laboratories (Proprietary) Limited	South Africa	100% (8)
Dr. Reddy’s Laboratories (UK) Limited	United Kingdom	100% (5)
Dr. Reddy’s Laboratories Canada, Inc.	Canada	100% (8)
Dr. Reddy's Laboratories Chile SPA.	Chile	100% (8)
Dr. Reddy’s Laboratories, Inc.	U.S.A.	100% (8)
Dr. Reddy’s Laboratories Japan KK	Japan	100% (8)
Dr. Reddy’s Laboratories Kazakhstan LLP	Kazakhstan	100% (8)
Dr. Reddy’s Laboratories Louisiana, LLC	U.S.A.	100% (1)
Dr. Reddy’s Laboratories Malaysia Sdn. Bhd.	Malaysia	100% (8)
Dr. Reddy’s Laboratories New York, LLC	U.S.A.	100% (1)
Dr. Reddy ’ s Laboratories Philippines Inc.	Philippines	100% (8)
Dr. Reddy’s Laboratories Romania S.R.L.	Romania	100% (8)
Dr. Reddy’s Laboratories SA	Switzerland	100%
Dr. Reddy’s Laboratories Taiwan Limited	Taiwan	100% (8)
Dr. Reddy ’ s Laboratories (Thailand) Limited	Thailand	100% (8)
Dr. Reddy’s Laboratories LLC	Russia	100% (8)
Dr. Reddy’s Laboratories, LLC	Ukraine	100% (8)
Dr. Reddy’s New Zealand Limited	New Zealand	100% (8)
Dr. Reddy’s S.R.L.	Italy	100% (9)
Dr. Reddy’s Bio-Sciences Limited	India	100%
Dr. Reddy’s Laboratories (Australia) Pty. Limited	Australia	100% (8)
Dr. Reddy’s Laboratories S.A.S.	Colombia	100% (8)
Dr. Reddy’s Research and Development B.V.	Netherlands	100% (10)
Dr. Reddy’s Venezuela, C.A.	Venezuela	100% (8)(14)
Dr. Reddy’s (Beijing) Pharmaceutical Co. Limited	China	100% (8)
Dr. Reddy’s Nutraceuticals Limited (from March 14, 2024)	India	100%
Dr. Reddy’s Laboratories Jamaica Limited (from September 25, 2023)	Jamaica	100%
DRES Energy Private Limited	India	26% (12)
DRL Impex Limited	India	100% (11)
Dr. Reddy’s Formulations Limited	India	100%
Idea2Enterprises (India) Private Limited	India	100%
Imperial Owners and Land Possessions Private Limited (formerly, Imperial Credit Private Limited)	India	100%
Industrias Quimicas Falcon de Mexico, S.A. de CV	Mexico	100%
Kunshan Rotam Reddy Pharmaceutical Co. Limited	China	51.33% (4)
Lacock Holdings Limited	Cyprus	100% (8)
Nimbus Health, GmbH	Germany	100% (7)

Name of the subsidiary/joint venture/associate	Country of Incorporation	Percentage of Direct/Indirect Ownership Interest
O2 Renewable Energy IX Private Limited	India	26% (1 2 )
Promius Pharma, LLC	U.S.A.	100% (1)
Reddy Holding GmbH	Germany	100% (8)
Reddy Netherlands B.V.	Netherlands	100% (8)
Reddy Pharma Iberia S.A.U.	Spain	100% (8)
Reddy Pharma Italia S.R.L.	Italy	100% (6)
Reddy Pharma SAS	France	100% (8)
SVAAS Wellness Limited	India	100%

(1)	Indirectly owned through Dr. Reddy’s Laboratories, Inc.

(2)	Entity under liquidation.

(3)	Indirectly owned through Aurigene Oncology Limited.

(4)
Kunshan Rotam Reddy Pharmaceutical Co. Limited is a subsidiary as per the Indian Companies Act, 2013, as the Company holds a 51.33% stake. However, the Company accounts for this investment by the equity method and does not consolidate it in the Company’s financial statements.

(5)	Indirectly owned through Dr. Reddy’s Laboratories (EU) Limited.

(6)	Indirectly owned through Lacock Holdings Limited.

(7)	Indirectly owned through Reddy Holding GmbH.

(8)	Indirectly owned through Dr. Reddy’s Laboratories SA.

(9)	Indirectly owned through Reddy Pharma Italia S.R.L.

(10)	Indirectly owned through Reddy Netherlands B.V.

(11)	Indirectly owned through Idea2Enterprises (India) Pvt. Limited.

(12)	Accounted using equity method as per IAS 28 “ Investments in Associates and Joint ventures. ”

(13)	The Company does not have any equity interests in this entity, but has significant influence or control over it.

(14)	The Company disposed of its entire stake in this entity subsequently on April 17, 2024.